CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Jun. 30, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	9,618,852	8,720,994
Common stock, shares outstanding	9,618,852	8,720,994
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0